FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

NOTE E — FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying values and estimated fair values of the Company’s financial instruments at September 30, 2013 and December 31, 2012:
	September 30, 2013
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and due from banks	$11,711	$11,711	$11,711	$—	$—
Interest-earning deposits in other banks	71,920	71,920	71,920	—	—
Federal funds sold	3,028	3,028	3,028	—	—
Investment securities available for sale	86,476	86,476	—	86,476	—
Loans, net	342,229	356,977	—	—	356,977
Accrued interest receivable	1,753	1,753	1,753	—	—
Stock in FHLB	796	796	—	—	796
Other non-marketable securities	1,040	1,040	—	—	1,040
Financial liabilities:
Deposits	$459,812	$465,264	$—	$465,264	$—
Short term debt	14,207	14,207	—	14,207	—
Long term debt	12,372	7,750	—	7,750	—
Accrued interest payable	235	235	—	—	235
	December 31, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and due from banks	$13,498	$13,498	$13,498	$—	$—
Interest-earning deposits in other banks	97,081	97,081	97,081	—	—
Federal funds sold	3,029	3,029	3,029	—	—
Investment securities available for sale	81,491	81,491	—	81,491	—
Loans, net	359,995	377,591	—	—	377,591
Accrued interest receivable	1,636	1,636	—	—	1,636
Stock in the FHLB	973	973	—	—	973
Other non-marketable securities	1,105	1,105	—	—	1,105
Financial liabilities:
Deposits	$498,559	$507,478	$—	$507,478	$—
Short term debt	17,848	17,848	—	17,848	—
Long term debt	12,372	8,451	—	8,451	—
Accrued interest payable	281	281	—	—	281

Cash and Due from Banks, Interest-Earning Deposits in Other Banks and Federal Funds Sold

The carrying amounts for cash and due from banks, interest-earning deposits in other banks and federal funds sold approximate fair value because of the short maturities of those instruments.

Investment Securities Available for Sale

Fair value for investment securities available for sale equals quoted market price if such information is available. If a quoted market price is not available, fair value is estimated using prices quoted for similar investments or quoted market prices obtained from independent pricing services.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. However, the values likely do not represent exit prices due to distressed market conditions.

Stock in Federal Home Loan Bank of Atlanta and Other Non-marketable Securities

The fair value for FHLB stock approximates carrying value, based on the redemption provisions of the FHLB. The fair value of stock in other non-marketable securities is assumed to approximate carrying value.

Deposits

The fair value of demand deposits is the amount payable on demand at the reporting date. The fair values of time deposits are estimated using the rates currently offered for instruments of similar remaining maturities.

Short term Debt

The fair values of short-term debt (sweep accounts that re-price daily) are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Long term Debt

The fair values of long-term debt are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Receivable and Accrued Interest Payable

The carrying amounts of accrued interest receivable and payable approximate fair value because of the short maturities of these instruments.

Financial Instruments with Off-Balance Sheet Risk

With regard to financial instruments with off-balance sheet risk, it is not practicable to estimate the fair value of future financing commitments.

NOTE J — OFF-BALANCE SHEET RISK

The Company is a party to financial instruments with off-balance sheet credit risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.
Commitments to extend credit are agreements to lend to a customer as long as there is no violation of conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis.
The amount of collateral obtained, if deemed necessary by the Company, upon extension of credit is based on management’s credit evaluation of the borrower. Collateral obtained varies but may include real estate, stocks, bonds, and certificates of deposit.
A summary of the contract amount of the Company’s exposure to off-balance sheet credit risk as of December 31, 2012 is as follows:
(In thousands)
Financial instruments whose contract amounts represent credit risk:
Undisbursed commitments	$53,875
Letters of credit	1,366